Segment Reporting (Details) - Schedule of company’s internal financial reporting system - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	$ 4,420	$ 4,961	$ 41
Segment loss	10,457	6,862	4,243
Unallocated G&A expenses	11,656	4,106
Finance expenses, net		3,622
Finance income, net	8,171
Loss before income taxes from continuing operations	13,942	14,590	12,706
Products [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	16	50	4,859
Segment loss	5,236	3,386	4,803
Patient Services [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	4,404	4,911	4,900
Segment loss	4,518	$ 3,476	9,046
Unallocated G&A expenses			3,254
Finance expenses, net			406
Loss before income taxes from continuing operations			$ 12,706
Kits [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Segment loss	$ 703